TAXATION (Details 6) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 167,597,369	¥ 341,922,125	¥ 300,376,325